Operating lease and other commitments (Details Narrative)	3 Months Ended
Mar. 31, 2021 USD ($)
Statement [Line Items]
Operating lease liability	$ 371,010
Future payment amount and copier rent	77,417
Future payment amount	394,218
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Discount rate description	The discount rate ranges from 5.00% to 7.03% and the average remaining years for our lease are 0.85 years as of March 31, 2021.